Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements, except for the below.

Proposed Business Combination

On July 4, 2022, the Company entered into an agreement and plan of merger agreement (as amended on July 21, 2022, the “Merger Agreement”) with HSAC Olympus Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Orchestra BioMed, Inc., a Delaware corporation (“Orchestra”). Pursuant to the terms of the Merger Agreement, a business combination between the Company and Orchestra (the “Orchestra Business Combination”) will be effected in two steps. First, before the closing of the Orchestra Business Combination, the Company will deregister in the Cayman Islands and domesticate as a Delaware corporation. Second, at the closing of the Orchestra Business Combination, Merger Sub will merge with and into Orchestra, with Orchestra surviving such merger as the surviving entity (the “Merger”). Upon consummation of the Orchestra Business Combination, Orchestra will become a wholly owned subsidiary of the Company. The Company will then change its name to “Orchestra BioMed Holdings, Inc.”. The Company, after giving effect to the Orchestra Business Combination, will be referred to as “New Orchestra”.

The Merger Agreement contains customary representations, warranties and covenants of the parties thereto. The consummation of the proposed Merger is subject to certain conditions as further described in the Merger Agreement.

Simultaneously with the execution of the Merger Agreement, the Company and Orchestra entered into separate forward purchase agreements (the “Forward Purchase Agreements”) with certain funds managed by RTW Investments, LP (the “RTW Funds”) and Covidien Group S.à.r.l., an affiliate of Medtronic plc (“Medtronic” and the RTW Funds, each a “Purchasing Party”), pursuant to which each of the Purchasing Parties agreed to purchase approximately $10.0 million of the Company’s ordinary shares, for a total of approximately $20.0 million, less the dollar amount of the Company’s ordinary shares holding redemption rights that the Purchasing Party acquires and holds until immediately prior to the domestication.

Simultaneously with the execution of the Merger Agreement and Forward Purchase Agreements, the Company, Orchestra, and the RTW Funds entered into a Backstop Agreement (the “Backstop Agreement”) pursuant to which the RTW Funds, jointly and severally, agreed to purchase such number of the Company’s ordinary shares at a price of $10.00 per share to the extent that the amount of Parent Closing Cash (as defined in the Merger Agreement) as of immediately prior to the closing of the Orchestra Business Combination is less than $60 million (inclusive of the $10 million commitment by the RTW Funds pursuant to the Forward Purchase Agreement described above).

The closings under the Forward Purchase Agreements and Backstop Agreement, if any, will occur immediately prior to the domestication. The Company’s Sponsor, and the Purchasing Parties will have registration rights pursuant to the Amended and Restated Registration Rights and Lock-Up Agreement with respect to the Company’s ordinary shares, received in the domestication.

In addition, the Sponsor has agreed that 25% or 1,000,000 shares of its New Orchestra common stock received in the domestication will be forfeited to New Orchestra on the first business day following the fifth anniversary of the closing of the Orchestra Business Combination unless, as to 500,000 shares, the VWAP (as defined in the Merger Agreement) of the New Orchestra common stock is greater than or equal to $15.00 per share over any 20 Trading Days (as defined in the Merger Agreement) within any 30-Trading Day period, and as to the remaining 500,000 shares, the VWAP of the New Orchestra common stock is greater than or equal to $20.00 per share over any 20-Trading Days within any 30-Trading Day period. In addition, subject to the closing of the Orchestra Business Combination, the Sponsor has agreed to forfeit 50% of its Private Placement Warrants, comprising 750,000 Private Placement Warrants, for no consideration. Further, the Sponsor and the other Initial Shareholders prior to the Company’s initial public offering have agreed to subject the 4,000,000 shares of New Orchestra common stock to be received in the domestication in exchange for the 4,000,000 Insider Shares and 450,000 shares of New Orchestra common stock to be received in the domestication in exchange for the 450,000 Private Placement Shares, to a lock-up for up to 12 months.

See the preliminary proxy statement/prospectus included in the Registration Statement on Form S-4 filed by the Company with the SEC on August 8, 2022, and any amendments thereto and the final proxy statement/prospectus that the Company may subsequently file with the SEC, for additional information.

Extension and Private Purchase

On July 26, 2022, the Company held an extraordinary general meeting of its shareholders, where the shareholders approved a special resolution (the “Extension Proposal”) to amend the Company’s amended and restated memorandum and articles of association to: (i) extend from August 6, 2022 (the “Original Termination Date’) to November 6, 2022 (the “Extended Date”), the date by which, if the Company has not consummated a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving one or more businesses or entities, the Company must liquidate and dissolve, and (ii) allow the Company, without another shareholder vote, to elect to extend the date to consummate a business combination on a monthly basis for up to three times by an additional one month each time after the Extended Date, upon five days’ advance notice prior to the applicable deadlines, until February 6, 2023 or a total of up to six months after the Original Termination Date, unless the closing of the Company’s initial business combination shall have occurred.

In connection with the vote to approve the Extension Proposal, the holders of 9,237,883 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.02 per share, for an aggregate redemption amount of approximately $92.6 million. As such, approximately 57.7% of the Public Shares were redeemed and approximately 42.3% of the Public Shares remain outstanding. After the satisfaction of such redemptions, the balance in the Company’s Trust Account will be approximately $67.8 million.

On July 22, 2022, the RTW Funds purchased 1,000,000 of the Company’s ordinary shares at a price of $10.01 per share from an accredited investor in a privately negotiated transaction, in order to fulfill their obligations under the Forward Purchase Agreements and to ensure that such shares purchased were not redeemed and the amounts that would have been paid by the Company if such shares were redeemed remain in the Company’s trust account at the closing of the Orchestra Business Combination.

See the preliminary proxy statement/prospectus included in the Registration Statement on Form S-4 filed by the Company with the SEC on August 8, 2022, and any amendments thereto and the final proxy statement/prospectus that the Company may subsequently file with the SEC, for additional information.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have occurred that would require adjustments to the disclosures in the financial statements.